FINANCIAL INSTRUMENTS (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Long-term investments	$ 4,510,000	$ 4,176,000
Amounts receivable	527,000	529,000
Accounts payable and accrued liabilities	2,224,000	2,068,000
Due to related parties	179,000	154,000
MXN [Member]
Statement [Line Items]
Cash	19,143,000	36,896,000
Long-term investments	0	0
Reclamation bonds	0	0
Amounts receivable	0	0
Accounts payable and accrued liabilities	(28,708,000)	(22,972,000)
Due to related parties	0	0
Finance lease obligations	(163,000)	(1,543,000)
Net exposure	(9,728,000)	12,381,000
US dollar equivalent	(491,000)	620,000
CDN [Member]
Statement [Line Items]
Cash	3,177,000	2,831,000
Long-term investments	5,590,000	5,317,000
Reclamation bonds	6,000	6,000
Amounts receivable	19,000	20,000
Accounts payable and accrued liabilities	(256,000)	(157,000)
Due to related parties	(280,000)	(196,000)
Finance lease obligations	(391,000)	(448,000)
Net exposure	7,865,000	7,373,000
US dollar equivalent	$ 6,346,000	$ 5,791,000